Schedule of Investments China Equity ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 96.8%
Automobile Components 0.9%
34,000	Minth Group Ltd.	$163,994
Automobiles 0.8%
9,800	BYD Co. Ltd. Class A	139,323
Banks 7.7%
57,800	Bank of Hangzhou Co. Ltd. Class A	136,783
149,000	Bank of Jiangsu Co. Ltd. Class A	248,653
27,800	Bank of Ningbo Co. Ltd. Class A	127,509
146,000	China CITIC Bank Corp. Ltd. Class H	135,811
77,800	China Merchants Bank Co. Ltd. Class A	437,110
305,400	Industrial & Commercial Bank of China Ltd. Class A	325,925
		1,411,791
Beverages 2.2%
2,098	Kweichow Moutai Co. Ltd. Class A	411,208
Biotechnology 1.9%
3,364	BeOne Medicines Ltd. Class A*	121,278
3,750	Duality Biotherapeutics, Inc.*	107,951
12,000	Innovent Biologics, Inc.*(a)	127,627
		356,856
Capital Markets 4.1%
80,000	China International Capital Corp. Ltd. Class H(a)	200,283
84,600	East Money Information Co. Ltd. Class A	239,595
35,900	GF Securities Co. Ltd. Class A	100,240
75,500	Huatai Securities Co. Ltd. Class A	202,887
		743,005
Chemicals 5.4%
25,800	Ningxia Baofeng Energy Group Co. Ltd. Class A	91,526
28,800	Shandong Sinocera Functional Material Co. Ltd. Class A	216,171
4,800	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	62,216
13,600	Sunresin New Materials Co. Ltd. Class A	120,596
30,800	Tianqi Lithium Corp. Class A*	286,270
42,300	Zhejiang Juhua Co. Ltd. Class A	206,458
		983,237
Communications Equipment 5.5%
1,600	Suzhou TFC Optical Communication Co. Ltd. Class A	107,655
Number of Shares		Value
Communications Equipment – cont'd
6,400	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H(a)	$185,543
4,120	Zhongji Innolight Co. Ltd. Class A	707,135
		1,000,333
Construction Materials 0.9%
80,200	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	161,578
Electrical Equipment 11.6%
12,920	Contemporary Amperex Technology Co. Ltd. Class A	809,732
86,600	Jiangsu Zhongtian Technology Co. Ltd. Class A	540,058
11,300	Sieyuan Electric Co. Ltd. Class A	337,649
16,700	Sungrow Power Supply Co. Ltd. Class A	439,364
		2,126,803
Electronic Equipment, Instruments & Components 10.4%
30,200	Chaozhou Three-Circle Group Co. Ltd. Class A	574,868
68,500	Kingboard Laminates Holdings Ltd.	477,242
44,300	Luxshare Precision Industry Co. Ltd. Class A	479,912
32,800	Nantong Jianghai Capacitor Co. Ltd. Class A	377,438
		1,909,460
Energy Equipment & Services 1.9%
17,100	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	354,876
Entertainment 0.9%
25,200	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	71,518
35,900	Kingnet Network Co. Ltd. Class A	85,116
		156,634
Food Products 2.5%
31,100	Foshan Haitian Flavouring & Food Co. Ltd. Class A	165,124
26,200	Muyuan Foods Group Co. Ltd. Class A	147,434
125,500	WH Group Ltd.(a)	144,926
		457,484
Household Durables 1.7%
25,500	Midea Group Co. Ltd. Class A	304,743
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Independent Power and Renewable Electricity Producers 1.5%
65,000	China Yangtze Power Co. Ltd. Class A	$266,618
Insurance 2.8%
24,800	China Pacific Insurance Group Co. Ltd. Class A	117,964
49,600	Ping An Insurance Group Co. of China Ltd. Class A	392,237
		510,201
IT Services 0.7%
166,000	Kingsoft Cloud Holdings Ltd.*	131,751
Life Sciences Tools & Services 0.9%
10,800	WuXi AppTec Co. Ltd. Class A	162,192
Machinery 8.9%
6,220	Guangdong Dtech Technology Co. Ltd. Class A	322,451
88,000	Impro Precision Industries Ltd.(a)	110,493
20,300	Neway Valve Suzhou Co. Ltd. Class A	172,385
101,900	Weichai Power Co. Ltd. Class A	532,297
109,500	XCMG Construction Machinery Co. Ltd. Class A	157,809
31,300	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	125,489
41,500	Zhuzhou CRRC Times Electric Co. Ltd. Class H	214,466
		1,635,390
Metals & Mining 4.4%
41,700	Chifeng Jilong Gold Mining Group Ltd. Class A	205,686
33,500	China Hongqiao Group Ltd.	119,776
10,800	China Rare Earth Resources & Technology Co. Ltd. Class A*	77,904
39,500	Chuangxin Industries Holdings Ltd.	93,799
56,000	CMOC Group Ltd. Class A	153,217
19,300	Xiamen Tungsten Co. Ltd. Class A	155,106
		805,488
Number of Shares		Value
Oil, Gas & Consumable Fuels 1.4%
90,900	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	$261,737
Pharmaceuticals 0.9%
23,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	174,340
Real Estate Management & Development 1.3%
54,500	China Resources Land Ltd.	245,625
Semiconductors & Semiconductor Equipment 15.6%
2,909	Cambricon Technologies Corp. Ltd. Class A	563,285
81,042	Hangzhou First Applied Material Co. Ltd. Class A	214,425
22,300	Hua Hong Semiconductor Ltd. Class H*(a)	458,981
19,832	Montage Technology Co. Ltd. Class A	741,652
3,265	NAURA Technology Group Co. Ltd. Class A	303,982
78,917	Qingdao Gaoce Technology Co. Ltd. Class A	139,163
17,600	SICC Co. Ltd. Class H*	243,892
32,257	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	200,256
		2,865,636
Total Common Stocks (Cost $12,917,784)		17,740,303

Short-Term Investments 5.2%
Investment Companies 5.2%
957,846	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $957,846)	957,846
Total Investments 102.0% (Cost $13,875,630)		18,698,149
Liabilities Less Other Assets (2.0)%		(357,842)
Net Assets 100.0%		$18,340,307

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at May 31, 2026 amounted to $1,227,853, which represents 6.7% of net assets of the Fund.

(b)	Represents 7-day effective yield as of May 31, 2026.

See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$16,886,364	92.1%
Hong Kong	622,168	3.4%
United States	231,771	1.3%
Short-Term Investments and Other Liabilities—Net	600,004	3.2%
	$18,340,307	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$17,740,303	$—	$—	$17,740,303
Short-Term Investments	—	957,846	—	957,846
Total Investments	$17,740,303	$957,846	$—	$18,698,149

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
May 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 11.7%
$50,000,000	U.S. Treasury Bills, 3.58%, due 7/7/2026 (Cost $49,820,775)	$49,818,700 (a)
Asset-Backed Securities 15.4%
Automobiles 13.0%
	Ally Auto Receivables Trust
1,421,310	Series 2025-1, Class A2, 4.03%, due 7/17/2028	1,421,302
770,000	Series 2026-1, Class A2, 3.91%, due 11/15/2028	768,963
	BMW Vehicle Lease Trust
341,494	Series 2025-1, Class A2A, 4.43%, due 9/27/2027	341,967
1,605,000	Series 2026-1, Class A2A, 4.03%, due 7/25/2028	1,603,255
841,000	BofA Auto Trust, Series 2026-1A, Class A2A, 4.10%, due 11/15/2028	840,620 (b)
	CarMax Auto Owner Trust
36,102	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	36,114
429,628	Series 2025-3, Class A2A, 4.42%, due 8/15/2028	430,182
964,000	Series 2026-2, Class A2A, 4.11%, due 8/15/2029	963,929
	Ford Credit Auto Lease Trust
307,994	Series 2025-A, Class A2A, 4.57%, due 8/15/2027	308,177
283,000	Series 2026-A, Class A2A, 3.83%, due 8/15/2028	282,553
	Ford Credit Auto Owner Trust
695,074	Series 2025-A, Class A2A, 4.47%, due 12/15/2027	695,933
1,487,696	Series 2025-B, Class A2A, 3.88%, due 6/15/2028	1,486,482
2,547,000	Series 2026-A, Class A2A, 4.02%, due 1/15/2029	2,546,023
1,622,000	Series 2024-C, Class A3, 4.07%, due 7/15/2029	1,621,875
2,689,000	GM Financial Automobile Leasing Trust, Series 2026-1, Class A2, 3.77%, due 4/20/2028	2,681,804
	GM Financial Consumer Automobile Receivables Trust
537,709	Series 2025-3, Class A2A, 4.32%, due 6/16/2028	538,307
1,016,000	Series 2026-2, Class A2A, 4.05%, due 5/16/2029	1,015,471
	Honda Auto Receivables Owner Trust
1,616,385	Series 2025-3, Class A2A, 4.19%, due 3/21/2028	1,617,437
1,506,000	Series 2026-2, Class A2A, 4.11%, due 12/15/2028	1,505,990
	Hyundai Auto Lease Securitization Trust
617,515	Series 2025-C, Class A2A, 4.37%, due 1/18/2028	618,368 (b)
2,382,000	Series 2026-A, Class A2A, 3.85%, due 5/15/2028	2,377,366 (b)
	Hyundai Auto Receivables Trust
44,730	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	44,748
300,437	Series 2025-A, Class A2A, 4.33%, due 12/15/2027	300,632
1,705,000	Series 2025-D, Class A2A, 4.03%, due 11/15/2028	1,705,002
1,399,000	M&T Bank Auto Receivables Trust, Series 2026-1A, Class A2, 4.33%, due 7/16/2029	1,400,649 (b)
	Mercedes-Benz Auto Lease Trust
1,943,000	Series 2025-B, Class A2A, 3.86%, due 3/15/2028	1,940,639
1,143,000	Series 2026-A, Class A2A, 3.83%, due 7/17/2028	1,140,226
1,539,000	Mercedes-Benz Auto Receivables Trust, Series 2026-1, Class A2A, 4.13%, due 1/16/2029	1,540,491
477,000	Nissan Auto Lease Trust, Series 2026-A, Class A2A, 3.90%, due 5/15/2028	476,155
	Nissan Auto Receivables Owner Trust
907,136	Series 2025-A, Class A2A, 4.50%, due 2/15/2028	908,659
1,801,000	Series 2026-A, Class A2A, 4.19%, due 3/15/2029	1,801,352
383,304	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12%, due 9/15/2028	383,339 (b)
	SFS Auto Receivables Securitization Trust
214,541	Series 2025-2A, Class A2, 4.52%, due 11/20/2028	214,847 (b)
1,525,471	Series 2025-3A, Class A2, 4.11%, due 3/20/2029	1,525,853 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$665,000	Series 2026-1A, Class A2A, 3.91%, due 8/20/2029	$663,451 (b)
	Stellantis Financial Underwritten Enhanced Lease Trust
251,306	Series 2025-BA, Class A2, 4.31%, due 5/22/2028	251,550 (b)
1,945,000	Series 2025-CA, Class A2, 4.06%, due 6/20/2028	1,943,859 (b)
	Toyota Auto Receivables Owner Trust
11,342	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	11,345
286,003	Series 2025-A, Class A2A, 4.48%, due 11/15/2027	286,169
1,302,439	Series 2025-C, Class A2A, 4.29%, due 6/15/2028	1,303,630
1,189,000	Series 2026-A, Class A2A, 3.80%, due 12/15/2028	1,187,006
1,585,000	Series 2026-B, Class A2A, 4.04%, due 2/15/2029	1,584,119
	Toyota Lease Owner Trust
122,049	Series 2025-A, Class A2A, 4.58%, due 7/20/2027	122,135 (b)
1,142,650	Series 2025-B, Class A2A, 3.91%, due 5/22/2028	1,140,551 (b)
1,160,651	USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, due 3/15/2028	1,160,899 (b)
371,002	USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, due 6/15/2028	371,244 (b)
	Volkswagen Auto Lease Trust
1,098,868	Series 2025-B, Class A2A, 3.97%, due 4/20/2028	1,097,821
1,612,000	Series 2026-A, Class A2A, 4.06%, due 8/21/2028	1,611,567
	Volkswagen Auto Loan Enhanced Trust
304,188	Series 2024-1, Class A2A, 4.65%, due 11/22/2027	304,483
562,073	Series 2025-1, Class A2A, 4.51%, due 1/20/2028	562,825
	World Omni Auto Receivables Trust
145,820	Series 2025-A, Class A2A, 4.49%, due 4/17/2028	145,910
1,310,000	Series 2026-A, Class A2A, 3.71%, due 4/16/2029	1,307,112
1,676,000	Series 2026-B, Class A2A, 4.11%, due 6/15/2029	1,675,647
	World Omni Automobile Lease Securitization Trust
120,006	Series 2025-A, Class A2A, 4.35%, due 12/15/2027	120,126
1,612,000	Series 2026-A, Class A2A, 4.02%, due 12/15/2028	1,610,235
		55,546,394
Other 2.2%
818	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	819 (b)
102,345	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	103,017 (b)
57,031	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	57,109 (b)
	CNH Equipment Trust
391,324	Series 2025-A, Class A2A, 4.30%, due 8/15/2028	391,721
1,687,000	Series 2026-A, Class A2A, 3.82%, due 6/15/2029	1,684,070
126,479	DLLAA LLC, Series 2025-1A, Class A2, 4.70%, due 10/20/2027	126,742 (b)
	DLLAD LLC
87,827	Series 2024-1A, Class A2, 5.50%, due 8/20/2027	87,975 (b)
438,323	Series 2025-1A, Class A2, 4.46%, due 11/20/2028	439,473 (b)
609,000	GreatAmerica Leasing Receivables Funding LLC, Series 2026-1, Class A2, 4.47%, due 1/16/2029	609,691 (b)
333,392	HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49%, due 9/20/2032	333,893 (b)
	John Deere Owner Trust
690,061	Series 2025-B, Class A2A, 4.28%, due 7/17/2028	690,861
1,880,000	Series 2026-A, Class A2A, 3.85%, due 12/15/2028	1,876,023
	Kubota Credit Owner Trust
663,460	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	664,964 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$683,000	Series 2026-1A, Class A2, 3.84%, due 1/16/2029	$680,083 (b)
1,113,000	Verizon Master Trust, Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.22%, due 4/22/2030	1,114,874 (c)
602,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A2, 3.96%, due 6/15/2028	601,527 (b)
9,462,842
Total Credit Card 0.2%
553,000	Evergreen Credit Card Trust, Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.18%, due 10/15/2029	554,731 (b)(c)
Total Asset-Backed Securities (Cost $65,584,487)		65,563,967

Corporate Bonds 51.9%
Agriculture 0.7%
2,795,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.46%, due 4/28/2028	2,812,592 (c)
Banks 18.7%
Bank of America Corp.
3,020,000	(Secured Overnight Financing Rate + 1.05%), 4.68%, due 2/4/2028	3,030,811 (c)
5,910,000	(Secured Overnight Financing Rate + 0.83%), 4.46%, due 1/24/2029	5,926,724 (c)
5,815,000	Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 0.68%), 4.32%, due 6/9/2028	5,819,303 (c)
3,110,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.34%, due 11/19/2027	3,113,751 (c)
4,685,000	Citigroup, Inc., (Secured Overnight Financing Rate + 1.14%), 4.77%, due 5/7/2028	4,705,327 (c)
2,120,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.44%, due 1/28/2028	2,120,989 (c)
Goldman Sachs Group, Inc.
4,005,000	(Secured Overnight Financing Rate + 1.85%), 5.49%, due 3/15/2028	4,044,014 (c)
3,405,000	(Secured Overnight Financing Rate + 1.29%), 4.92%, due 4/23/2028	3,428,487 (c)
6,495,000	JPMorgan Chase & Co., (Secured Overnight Financing Rate + 0.86%), 4.49%, due 10/22/2028	6,522,482 (c)
Morgan Stanley Bank NA
1,200,000	(Secured Overnight Financing Rate + 0.69%), 4.32%, due 10/15/2027	1,200,865 (c)
7,115,000	(Secured Overnight Financing Rate + 0.87%), 4.50%, due 5/26/2028	7,131,475 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 4.37%, due 3/19/2027	1,840,831 (b)(c)
3,775,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.36%, due 7/21/2028	3,778,389 (c)
945,000	PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 0.62%), 4.25%, due 1/26/2029	945,321 (c)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 4.47%, due 8/3/2026	700,561 (c)
3,435,000	(Secured Overnight Financing Rate + 0.64%), 4.27%, due 10/22/2027	3,443,926 (c)
4,865,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.40%, due 7/24/2028	4,868,874 (c)
8,165,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.32%, due 10/22/2027	8,169,817 (c)
Wells Fargo & Co.
1,660,000	4.10%, due 6/3/2026	1,659,992
2,945,000	(Secured Overnight Financing Rate + 0.78%), 4.41%, due 1/24/2028	2,949,312 (c)
4,595,000	(Secured Overnight Financing Rate + 1.07%), 4.70%, due 4/22/2028	4,614,092 (c)
80,015,343
Beverages 0.6%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.19%, due 2/16/2027	2,779,981 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services 0.4%
$1,875,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.31%, due 3/6/2028	$1,878,803 (c)
Diversified Financial Services 1.1%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 4.63%, due 2/16/2028	3,842,920 (c)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.08%, due 3/15/2028	755,129 (c)
4,598,049
Electric 4.8%
2,440,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.15%, due 11/18/2027	2,444,191 (c)
735,000	Constellation Energy Generation LLC, (Secured Overnight Financing Rate + 0.60%), 4.23%, due 1/8/2028	734,633 (c)
3,520,000	Duke Energy Florida LLC, 3.20%, due 1/15/2027	3,501,124
2,955,000	Duke Energy Progress LLC, 4.35%, due 3/6/2027	2,961,735
Georgia Power Co.
2,235,000	(Secured Overnight Financing Rate Index + 0.28%), 3.92%, due 9/15/2026	2,235,063 (c)
1,935,000	(Secured Overnight Financing Rate Index + 0.42%), 4.05%, due 11/22/2027	1,939,422 (c)
770,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.43%, due 2/4/2028	773,317 (c)
890,000	Southern Co., 3.25%, due 7/1/2026	889,355
5,050,000	Virginia Electric & Power Co., 3.50%, due 3/15/2027	5,024,665
20,503,505
Electronics 0.5%
2,000,000	Amphenol Corp., (Secured Overnight Financing Rate + 0.53%), 4.16%, due 11/15/2027	2,001,859 (c)
Healthcare - Products 1.2%
5,110,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.14%, due 3/9/2029	5,109,336 (c)
Healthcare - Services 0.8%
3,281,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.13%, due 7/15/2026	3,281,942 (c)
Insurance 2.8%
Athene Global Funding
1,540,000	(Secured Overnight Financing Rate Index + 0.83%), 4.50%, due 1/7/2027	1,541,287 (b)(c)
1,535,000	(Secured Overnight Financing Rate Index + 1.00%), 4.64%, due 9/18/2028	1,532,165 (b)(c)
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 4.93%, due 9/25/2026	2,195,979 (b)(c)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.32%, due 11/8/2027	733,347 (c)
New York Life Global Funding
2,480,000	(Secured Overnight Financing Rate + 0.58%), 4.22%, due 8/28/2026	2,482,129 (b)(c)
1,605,000	(Secured Overnight Financing Rate + 0.41%), 4.04%, due 2/5/2027	1,605,822 (b)(c)
1,815,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.44%, due 8/18/2028	1,816,512 (b)(c)
11,907,241
Internet 2.1%
Alphabet, Inc.
1,850,000	2.00%, due 8/15/2026	1,842,915
2,810,000	(Secured Overnight Financing Rate + 0.52%), 4.15%, due 11/15/2028	2,821,394 (c)
4,290,000	Amazon.com, Inc., (Secured Overnight Financing Rate + 0.59%), 4.23%, due 3/13/2029	4,305,015 (c)
8,969,324
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining 1.3%
Caterpillar Financial Services Corp.
$2,915,000	(Secured Overnight Financing Rate + 0.52%), 4.15%, due 5/14/2027	$2,921,180 (c)
2,845,000	(Secured Overnight Financing Rate + 0.58%), 4.21%, due 11/14/2028	2,852,521 (c)
5,773,701
Machinery - Diversified 1.3%
John Deere Capital Corp.
1,620,000	(Secured Overnight Financing Rate + 0.40%), 4.03%, due 1/5/2027	1,620,477 (c)
845,000	(Secured Overnight Financing Rate + 0.60%), 4.24%, due 6/11/2027	847,410 (c)
1,190,000	(Secured Overnight Financing Rate + 0.68%), 4.31%, due 7/15/2027	1,194,713 (c)
1,910,000	(Secured Overnight Financing Rate + 0.55%), 4.19%, due 3/9/2029	1,911,216 (c)
5,573,816
Miscellaneous Manufacturer 0.5%
2,205,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.27%, due 5/26/2028	2,212,900 (b)(c)
Oil & Gas 1.8%
2,850,000	BP Capital Markets America, Inc., 3.02%, due 1/16/2027	2,831,153
Chevron USA, Inc.
2,350,000	(Secured Overnight Financing Rate Index + 0.36%), 3.99%, due 2/26/2027	2,352,217 (c)
2,325,000	(Secured Overnight Financing Rate + 0.57%), 4.20%, due 8/13/2028	2,333,946 (c)
7,517,316
Pharmaceuticals 6.6%
1,785,000	AbbVie, Inc., (Secured Overnight Financing Rate Index + 0.48%), 4.12%, due 3/3/2028	1,788,663 (c)
CVS Health Corp.
1,040,000	3.00%, due 8/15/2026	1,037,407
3,460,000	3.63%, due 4/1/2027	3,443,142
Eli Lilly & Co.
2,760,000	(Secured Overnight Financing Rate Index + 0.35%), 3.98%, due 5/20/2028	2,761,187 (c)
1,395,000	(Secured Overnight Financing Rate + 0.53%), 4.16%, due 10/15/2028	1,399,368 (c)
2,830,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.14%, due 3/12/2027	2,835,096 (c)
6,760,000	Merck & Co., Inc., (Secured Overnight Financing Rate + 0.37%), 4.00%, due 5/22/2028	6,757,404 (c)
2,630,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.15%, due 11/5/2028	2,634,452 (c)
2,285,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.13%, due 11/15/2027	2,290,939 (c)
3,110,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.09%, due 11/3/2027	3,117,280 (c)
28,064,938
Pipelines 1.8%
2,635,000	Enbridge, Inc., 5.90%, due 11/15/2026	2,651,203
5,175,000	Enterprise Products Operating LLC, 4.60%, due 1/11/2027	5,187,261
7,838,464
Real Estate Investment Trusts 0.6%
2,505,000	Simon Property Group LP, 1.38%, due 1/15/2027	2,463,941
Retail 0.5%
2,055,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.40%), 4.03%, due 4/30/2029	2,056,741 (c)
Software 0.2%
1,070,000	Oracle Corp., (Secured Overnight Financing Rate + 0.76%), 4.39%, due 8/3/2028	1,061,616 (c)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications 3.6%
	AT&T, Inc.
$3,510,000	3.80%, due 2/15/2027	$3,500,534
1,815,000	4.25%, due 3/1/2027	1,815,146
4,700,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	4,681,512
5,250,000	Verizon Communications, Inc., 4.13%, due 3/16/2027	5,251,696
		15,248,888
Total Corporate Bonds (Cost $221,585,068)		221,670,296
Number of Shares
Short-Term Investments 12.3%
Investment Companies 12.3%
52,722,585	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(d) (Cost $52,722,585)	52,722,585
Total Investments 91.3% (Cost $389,712,915)		389,775,548
Other Assets Less Liabilities 8.7%		37,118,007 (e)
Net Assets 100.0%		$426,893,555

(a)	Rate shown was the discount rate at the date of purchase.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At May 31, 2026, these securities amounted to $32,502,380, which represents 7.6% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of May 31, 2026 and changes periodically.
(d)	Represents 7-day effective yield as of May 31, 2026.
(e)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2026.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At May 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	17	Copper	$5,790,680	$302,791
6/2026	9	Tin	2,488,230	302,852
7/2026	445	Brent Crude	39,653,950	(3,118,490)
7/2026	168	Canola	1,854,440	59,467
7/2026	44	Cocoa	1,762,830	305,935
7/2026	31	Coffee Robusta 10tn	1,077,560	65,724
7/2026	18	Copper	6,134,958	(167,028)
7/2026	173	Iodex	1,820,652	41,773
7/2026	132	Lead	6,632,373	183,052
7/2026	83	Nickel	9,452,936	714,978
7/2026	22	Platinum	2,122,450	(244,243)
7/2026	248	Primary Aluminum	22,939,876	1,717,425
7/2026	56	Rapeseed	1,712,158	86,858
7/2026	62	Red Wheat	2,057,625	57,200
7/2026	72	White Sugar	1,577,520	43,287
7/2026	153	Zinc	13,533,500	914,470
8/2026	16	Cattle Feeder	2,787,400	(188,578)
8/2026	129	Gold 100 Oz	59,249,700	(1,687,974)
8/2026	121	Lean Hogs	4,760,140	(29,043)
8/2026	174	Live Cattle	16,637,880	(429,080)
8/2026	127	New York Harbor ULSD	18,084,927	(330,122)
8/2026	121	RBOB Gasoline	14,585,848	825,085
8/2026	357	WTI Crude	29,698,830	(971,594)
9/2026	98	Cocoa	3,919,020	(18,549)
9/2026	68	Coffee'c'	6,596,850	(25,295)
9/2026	86	Lead	4,359,276	88,376
9/2026	208	Low Sulphur Gasoil	19,900,400	(671,085)
9/2026	120	Nickel	13,758,912	(94,179)
9/2026	6	Palladium	829,140	(73,426)
9/2026	268	Primary Aluminum	24,494,798	736,448
9/2026	42	Silver	16,053,240	(32,153)
9/2026	261	Sugar 11	4,250,333	(9,714)
9/2026	9	Tin	2,496,645	7,605
9/2026	147	Wheat	1,778,905	18,324
9/2026	162	Zinc	14,332,383	457,179
10/2026	780	Natural Gas	27,627,600	385,645
11/2026	30	Natural Gas	1,161,170	54,657
11/2026	374	Soybean	22,253,000	661,485
12/2026	174	Copper	28,440,300	1,383,427
12/2026	914	Corn	21,707,500	(643,275)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2026	92	Cotton No.2	$3,661,140	$180,523
12/2026	33	ECX Emission	3,103,545	261,499
12/2026	1	Phelix DE Base	957,088	99,800
12/2026	558	Soybean Meal	17,872,740	436,663
12/2026	562	Soybean Oil	24,426,768	2,401,391
12/2026	53	Wheat	1,703,950	(5,655)
12/2026	67	Wheat	2,267,950	(377)
Total Long Positions			$534,369,116	$4,054,059

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	17	Copper	$(5,790,680)	$168,187
6/2026	9	Tin	(2,488,230)	(8,730)
7/2026	13	Copper	(4,430,803)	6,157
7/2026	132	Lead	(6,632,373)	(204,314)
7/2026	83	Nickel	(9,452,936)	6,821
7/2026	248	Primary Aluminum	(22,939,876)	(683,283)
7/2026	153	Zinc	(13,533,500)	(619,621)
9/2026	121	Lead	(6,133,399)	(225,971)
9/2026	39	Primary Aluminum	(3,564,541)	4,479
9/2026	11	Zinc	(973,186)	(51,421)
Total Short Positions			$(75,939,524)	$(1,607,696)
Total Futures				$2,446,363
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$49,818,700	$—	$49,818,700
Asset-Backed Securities#	—	65,563,967	—	65,563,967
Corporate Bonds#	—	221,670,296	—	221,670,296
Short-Term Investments	—	52,722,585	—	52,722,585
Total Investments	$—	$389,775,548	$—	$389,775,548

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$12,979,563	$—	$—	$12,979,563
Liabilities	(10,533,200)	—	—	(10,533,200)
Total	$2,446,363	$—	$—	$2,446,363

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 99.5%
Aerospace & Defense 2.8%
20,811	Boeing Co.*	$4,810,463
23,234	General Electric Co.	7,522,240
15,376	Howmet Aerospace, Inc.	3,970,852
5,337	Lockheed Martin Corp.	2,831,012
32,078	RTX Corp.	5,763,133
		24,897,700
Automobile Components 0.2%
18,764	Aptiv PLC*	1,274,826
13,195	Mobileye Global, Inc. Class A*	136,436
		1,411,262
Automobiles 1.9%
24,367	General Motors Co.	2,028,309
33,739	Tesla, Inc.*	14,703,119
		16,731,428
Banks 3.6%
85,896	Bank of America Corp.	4,432,233
41,920	Citigroup, Inc.	5,277,728
7,223	Citizens Financial Group, Inc.	449,704
29,890	Fifth Third Bancorp	1,492,408
40,695	Huntington Bancshares, Inc.	665,770
36,751	JPMorgan Chase & Co.	10,999,942
30,265	KeyCorp	645,552
12,464	PNC Financial Services Group, Inc.	2,756,040
34,348	U.S. Bancorp	1,883,988
40,000	Wells Fargo & Co.	3,101,600
		31,704,965
Beverages 0.8%
68,486	Coca-Cola Co.	5,411,079
23,352	Monster Beverage Corp.*	2,056,844
		7,467,923
Biotechnology 0.8%
12,090	Cytokinetics, Inc.*	928,028
6,735	Insmed, Inc.*	720,039
16,581	Ionis Pharmaceuticals, Inc.*	1,268,447
2,533	Neurocrine Biosciences, Inc.*	400,974
2,443	Regeneron Pharmaceuticals, Inc.	1,501,908
5,512	Vertex Pharmaceuticals, Inc.*	2,466,840
		7,286,236
Broadline Retail 4.0%
130,280	Amazon.com, Inc.*	35,258,979
Building Products 0.0%‡
4,816	Builders FirstSource, Inc.*	367,268
Number of Shares		Value
Capital Markets 3.7%
9,702	ARES Management Corp. Class A	$1,246,707
10,026	Bank of New York Mellon Corp.	1,397,925
3,523	Blackrock, Inc.	3,688,158
4,095	Goldman Sachs Group, Inc.	4,199,668
30,506	Intercontinental Exchange, Inc.	4,510,312
1,807	LPL Financial Holdings, Inc.	494,703
3,313	Moody's Corp.	1,501,617
21,192	Morgan Stanley	4,407,936
4,085	MSCI, Inc.	2,579,188
24,744	Nasdaq, Inc.	2,289,315
9,674	S&P Global, Inc.	4,101,776
5,411	State Street Corp.	842,168
12,309	Tradeweb Markets, Inc. Class A	1,233,977
		32,493,450
Chemicals 0.8%
4,515	Ecolab, Inc.	1,155,840
27,409	Element Solutions, Inc.	1,162,964
10,161	Linde PLC	5,057,028
		7,375,832
Commercial Services & Supplies 0.3%
9,175	Republic Services, Inc.	1,839,037
7,210	Waste Connections, Inc.	1,074,434
		2,913,471
Communications Equipment 0.1%
2,860	Motorola Solutions, Inc.	1,153,381
Construction Materials 0.2%
3,800	Martin Marietta Materials, Inc.	2,210,232
Consumer Staples Distribution & Retail 1.2%
9,467	Costco Wholesale Corp.	9,053,481
13,352	Dollar Tree, Inc.*	1,554,707
		10,608,188
Containers & Packaging 0.4%
9,435	Avery Dennison Corp.	1,500,826
23,726	Ball Corp.	1,297,100
33,961	Graphic Packaging Holding Co.	382,401
		3,180,327
Electric Utilities 1.1%
7,465	Alliant Energy Corp.	534,569
10,234	American Electric Power Co., Inc.	1,296,341
6,685	Constellation Energy Corp.	1,923,609
11,058	Entergy Corp.	1,205,875
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Electric Utilities – cont'd
19,084	FirstEnergy Corp.	$885,307
32,865	NextEra Energy, Inc.	2,859,583
70,051	PG&E Corp.	1,144,633
		9,849,917
Electrical Equipment 1.6%
7,802	Eaton Corp. PLC	3,125,481
4,905	GE Vernova, Inc.	4,749,610
7,758	Nextpower, Inc. Class A*	1,213,351
29,342	nVent Electric PLC	4,899,821
		13,988,263
Electronic Equipment, Instruments & Components 0.9%
49,649	Amphenol Corp. Class A	7,385,785
4,329	CDW Corp.	543,073
		7,928,858
Energy Equipment & Services 0.3%
37,135	Baker Hughes Co.	2,372,184
Entertainment 2.1%
8,500	Electronic Arts, Inc.	1,714,620
441,997	Lionsgate Studios Corp.*	6,342,657
54,562	Netflix, Inc.*	4,693,423
13,578	Take-Two Interactive Software, Inc.*	3,043,645
1,932	TKO Group Holdings, Inc.	396,408
22,929	Walt Disney Co.	2,334,860
		18,525,613
Financial Services 2.3%
18,111	MasterCard, Inc. Class A	8,946,472
35,470	Visa, Inc. Class A	11,575,989
		20,522,461
Food Products 0.5%
72,123	Mondelez International, Inc. Class A	4,411,764
Gas Utilities 0.0%‡
6,626	UGI Corp.	231,380
Ground Transportation 1.2%
8,063	Canadian Pacific Kansas City Ltd.	720,187
43,480	CSX Corp.	1,967,905
9,347	Old Dominion Freight Line, Inc.	2,104,477
43,643	Uber Technologies, Inc.*	3,072,467
10,986	Union Pacific Corp.	2,885,363
		10,750,399
Health Care Equipment & Supplies 1.5%
37,211	Abbott Laboratories	3,185,261
2,245	Align Technology, Inc.*	392,763
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
34,515	Boston Scientific Corp.*	$1,667,420
23,148	Cooper Cos., Inc.*	1,416,889
16,787	Dexcom, Inc.*	1,237,873
30,404	Edwards Lifesciences Corp.*	2,629,034
38,128	Medtronic PLC	2,814,228
		13,343,468
Health Care Providers & Services 1.4%
3,676	Cigna Group	1,019,722
16,322	CVS Health Corp.	1,484,976
1,950	McKesson Corp.	1,447,758
3,965	Quest Diagnostics, Inc.	772,779
5,080	RadNet, Inc.*	282,092
7,831	Tenet Healthcare Corp.*	1,372,931
16,759	UnitedHealth Group, Inc.	6,373,615
		12,753,873
Health Care REITs 0.5%
23,920	Ventas, Inc.	2,019,326
10,394	Welltower, Inc.	2,134,200
		4,153,526
Health Care Technology 0.0%‡
11,706	Waystar Holding Corp.*	233,066
Hotels, Restaurants & Leisure 1.9%
11,962	Booking Holdings, Inc.	2,002,798
3,367	Brinker International, Inc.*	479,393
43,771	Carnival Corp. Ltd.	1,228,214
5,046	DoorDash, Inc. Class A*	803,777
165,636	DraftKings, Inc. Class A*	4,056,426
4,953	Marriott International, Inc. Class A	1,860,347
9,506	McDonald's Corp.	2,654,075
20,648	Wynn Resorts Ltd.	2,089,991
8,577	Yum! Brands, Inc.	1,268,967
		16,443,988
Household Durables 0.2%
5,610	Lennar Corp. Class A	503,666
7,113	Toll Brothers, Inc.	985,435
		1,489,101
Household Products 1.1%
18,040	Church & Dwight Co., Inc.	1,725,165
17,077	Colgate-Palmolive Co.	1,539,150
42,829	Procter & Gamble Co.	6,148,531
		9,412,846
Independent Power and Renewable Electricity Producers 0.1%
6,497	Vistra Corp.	1,041,014
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Industrial REITs 0.2%
13,361	Prologis, Inc.	$1,916,903
Insurance 2.9%
40,733	Aon PLC Class A	12,874,072
18,285	Brown & Brown, Inc.	1,028,531
11,331	Marsh & McLennan Cos., Inc.	1,812,620
9,947	MetLife, Inc.	822,518
170,784	Ryan Specialty Holdings, Inc.	5,439,470
40,242	Unum Group	3,349,342
		25,326,553
Interactive Media & Services 9.5%
64,851	Alphabet, Inc. Class C	24,411,862
105,957	Alphabet, Inc. Class A	40,299,685
30,741	Meta Platforms, Inc. Class A	19,443,990
		84,155,537
IT Services 0.4%
14,946	Snowflake, Inc.*	3,819,450
3,313	Wix.com Ltd.*	185,727
		4,005,177
Life Sciences Tools & Services 0.8%
12,585	Danaher Corp.	2,298,902
7,192	Thermo Fisher Scientific, Inc.	3,542,132
3,881	Waters Corp.*	1,488,635
		7,329,669
Machinery 2.0%
7,100	Caterpillar, Inc.	6,218,677
5,117	Deere & Co.	2,774,335
23,553	ITT, Inc.	4,592,835
4,468	Parker-Hannifin Corp.	3,773,807
		17,359,654
Materials 0.3%
8,344	Sherwin-Williams Co.	2,535,241
Media 0.9%
60,940	EchoStar Corp. Class A*	7,872,839
Metals & Mining 0.9%
7,716	Agnico Eagle Mines Ltd.	1,413,185
8,129	Nucor Corp.	2,032,250
4,451	Royal Gold, Inc.	999,161
6,119	Southern Copper Corp.	1,170,473
8,393	Steel Dynamics, Inc.	2,183,439
		7,798,508
Multi-Utilities 0.6%
19,174	CenterPoint Energy, Inc.	810,293
16,405	CMS Energy Corp.	1,190,511
16,296	Dominion Energy, Inc.	1,090,855
Number of Shares		Value
Multi-Utilities – cont'd
20,001	NiSource, Inc.	$924,446
13,877	Sempra	1,236,857
		5,252,962
Oil, Gas & Consumable Fuels 3.1%
4,190	Cheniere Energy, Inc.	942,163
31,493	ConocoPhillips	3,589,572
40,798	Devon Energy Corp.	1,815,103
9,787	Diamondback Energy, Inc.	1,874,015
7,289	DT Midstream, Inc.	1,020,314
31,062	EQT Corp.	1,706,236
64,651	Exxon Mobil Corp.	9,391,204
15,830	Phillips 66	2,784,180
12,258	Shell PLC ADR	1,031,143
5,760	Targa Resources Corp.	1,469,203
26,978	Williams Cos., Inc.	1,925,960
		27,549,093
Passenger Airlines 0.2%
16,953	Delta Air Lines, Inc.	1,398,283
Pharmaceuticals 3.9%
6,412	AstraZeneca PLC	1,190,516
32,569	Bristol-Myers Squibb Co.	1,862,296
11,908	Eli Lilly & Co.	13,158,340
39,406	Johnson & Johnson	8,879,354
49,136	Merck & Co., Inc.	5,833,426
117,796	Pfizer, Inc.	3,083,899
7,720	Roche Holding AG ADR	404,528
		34,412,359
Professional Services 0.7%
3,800	CACI International, Inc. Class A*	1,951,338
11,177	Jacobs Solutions, Inc.	1,339,675
20,375	TransUnion	1,458,035
7,790	Verisk Analytics, Inc.	1,363,172
		6,112,220
Residential REITs 0.2%
7,712	Sun Communities, Inc.	953,666
15,876	UDR, Inc.	585,824
		1,539,490
Retail REITs 0.2%
11,407	Realty Income Corp.	699,021
11,442	Regency Centers Corp.	885,039
		1,584,060
Semiconductors & Semiconductor Equipment 16.3%
22,974	Advanced Micro Devices, Inc.*	11,856,881
23,575	Analog Devices, Inc.	9,756,514
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
1,065	ASML Holding NV	$1,717,589
46,876	Broadcom, Inc.	20,942,791
51,248	Intel Corp.*	5,877,121
34,954	Lam Research Corp.	11,121,664
327,857	NVIDIA Corp.	69,223,727
17,462	QUALCOMM, Inc.	4,383,311
30,418	Texas Instruments, Inc.	9,298,174
		144,177,772
Software 8.0%
7,037	Autodesk, Inc.*	1,627,728
6,898	Check Point Software Technologies Ltd.*	931,575
5,314	Crowdstrike Holdings, Inc. Class A*	3,884,534
1,483	Fair Isaac Corp.*	1,854,625
5,418	Intuit, Inc.	1,796,230
102,993	Microsoft Corp.	46,371,568
33,516	Oracle Corp.	7,567,243
16,583	Salesforce, Inc.	3,169,011
24,943	ServiceNow, Inc.*	3,102,161
14,648	Trimble, Inc.*	826,294
		71,130,969
Specialized REITs 0.1%
2,576	Public Storage	782,305
Specialty Retail 2.2%
20,219	Floor & Decor Holdings, Inc. Class A*	1,039,257
22,218	Home Depot, Inc.	7,046,216
40,161	O'Reilly Automotive, Inc.*	3,489,188
28,201	TJX Cos., Inc.	4,364,105
2,272	Ulta Beauty, Inc.*	1,156,107
42,139	Valvoline, Inc.*	1,422,191
40,422	Warby Parker, Inc. Class A*	991,147
		19,508,211
Number of Shares		Value
Technology Hardware, Storage & Peripherals 7.9%
189,602	Apple, Inc.	$59,167,200
20,095	Western Digital Corp.	10,674,665
		69,841,865
Textiles, Apparel & Luxury Goods 0.2%
34,289	NIKE, Inc. Class B	1,585,180
Tobacco 0.2%
34,788	British American Tobacco PLC ADR	2,149,551
Trading Companies & Distributors 0.2%
2,189	United Rentals, Inc.	2,179,522
Wireless Telecommunication Services 0.1%
6,590	T-Mobile U.S., Inc.	1,235,823
Total Common Stocks (Cost $759,415,741)		881,252,109
Exchange-Traded Funds 0.3%
6,451	iShares Russell 1000 ETF (Cost $2,106,605)	2,663,682

Short-Term Investments 0.2%
Investment Companies 0.2%
1,771,995	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $1,771,995)	1,771,995
Total Investments 100.0% (Cost $763,294,341)		885,687,786
Other Assets Less Liabilities 0.0%‡		269,907
Net Assets 100.0%		$885,957,693

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$881,252,109	$—	$—	$881,252,109
Exchange-Traded Funds	2,663,682	—	—	2,663,682
Short-Term Investments	—	1,771,995	—	1,771,995
Total Investments	$883,915,791	$1,771,995	$—	$885,687,786

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 98.1%
Aerospace & Defense 7.8%
3,071	HEICO Corp.	$1,069,261
12,210	Rocket Lab Corp.*	1,751,891
		2,821,152
Automobiles 1.8%
1,513	Tesla, Inc.*	659,350
Biotechnology 3.0%
10,761	Protagonist Therapeutics, Inc.*	1,071,365
Broadline Retail 2.8%
3,686	Amazon.com, Inc.*	997,579
Capital Markets 5.2%
12,249	Robinhood Markets, Inc. Class A*	1,155,080
7,243	Tradeweb Markets, Inc. Class A	726,111
		1,881,191
Communications Equipment 5.5%
1,920	Ciena Corp.*	1,114,042
1,027	Lumentum Holdings, Inc.*	878,044
		1,992,086
Electric Utilities 2.5%
3,201	Constellation Energy Corp.	921,088
Electrical Equipment 1.7%
2,117	Bloom Energy Corp. Class A*	603,345
Entertainment 2.1%
1,538	Spotify Technology SA*	765,432
Ground Transportation 1.3%
6,724	Uber Technologies, Inc.*	473,370
Health Care Equipment & Supplies 5.3%
8,161	Glaukos Corp.*	843,439
2,498	Intuitive Surgical, Inc.*	1,060,751
		1,904,190
Interactive Media & Services 1.4%
2,810	Reddit, Inc. Class A*	494,560
Number of Shares		Value
IT Services 6.2%
7,811	Shopify, Inc. Class A*	$927,244
5,136	Snowflake, Inc.*	1,312,505
		2,239,749
Semiconductors & Semiconductor Equipment 41.7%
6,236	Advanced Micro Devices, Inc.*	3,218,400
8,884	ARM Holdings PLC ADR*	3,138,628
854	ASML Holding NV	1,377,297
2,727	Broadcom, Inc.	1,218,342
1,015	Monolithic Power Systems, Inc.	1,589,703
3,962	Nova Ltd.*	1,990,231
12,028	NVIDIA Corp.	2,539,592
		15,072,193
Software 5.2%
636	Intuit, Inc.	210,853
3,383	Palo Alto Networks, Inc.*	952,957
9,942	ServiceTitan, Inc. Class A*	719,403
		1,883,213
Specialty Retail 1.1%
5,414	Carvana Co.*	395,222
Technology Hardware, Storage & Peripherals 3.5%
2,419	Western Digital Corp.	1,284,997
Total Common Stocks (Cost $22,711,537)		35,460,082

Short-Term Investments 1.9%
Investment Companies 1.9%
680,242	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $680,242)	680,242
Total Investments 100.0% (Cost $23,391,779)		36,140,324
Liabilities Less Other Assets (0.0)%‡		(11,570)
Net Assets 100.0%		$36,128,754

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$31,165,310	86.2%
Israel	1,990,231	5.5%
Netherlands	1,377,297	3.8%
Canada	927,244	2.6%
Short-Term Investments and Other Liabilities—Net	668,672	1.9%
	$36,128,754	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$35,460,082	$—	$—	$35,460,082
Short-Term Investments	—	680,242	—	680,242
Total Investments	$35,460,082	$680,242	$—	$36,140,324

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Growth ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 2.6%
214	Boeing Co.*	$49,466
1,037	General Electric Co.	335,739
		385,205
Automobiles 1.5%
516	Tesla, Inc.*	224,868
Biotechnology 1.0%
669	AbbVie, Inc.	145,655
Broadline Retail 7.3%
4,041	Amazon.com, Inc.*	1,093,656
Capital Markets 2.7%
4,595	Brookfield Asset Management Ltd. Class A(a)	223,317
270	Morgan Stanley	56,160
306	S&P Global, Inc.	129,744
		409,221
Commercial Services & Supplies 0.6%
404	Waste Management, Inc.	85,430
Consumer Staples Distribution & Retail 2.5%
237	Costco Wholesale Corp.	226,648
1,257	Walmart, Inc.	145,498
		372,146
Electric Utilities 1.0%
1,654	NextEra Energy, Inc.	143,914
Electrical Equipment 2.3%
92	GE Vernova, Inc.	89,085
1,522	nVent Electric PLC	254,159
		343,244
Electronic Equipment, Instruments & Components 2.1%
2,136	Amphenol Corp. Class A	317,751
Entertainment 2.6%
369	Live Nation Entertainment, Inc.*	62,143
3,819	Netflix, Inc.*	328,511
		390,654
Financial Services 4.7%
624	MasterCard, Inc. Class A	308,244
1,214	Visa, Inc. Class A	396,201
		704,445
Ground Transportation 0.6%
326	Union Pacific Corp.	85,621
Number of Shares		Value
Health Care Equipment & Supplies 0.6%
1,844	Boston Scientific Corp.*	$89,084
Health Care Technology 0.4%
3,056	Waystar Holding Corp.*	60,845
Hotels, Restaurants & Leisure 0.9%
123	Marriott International, Inc. Class A	46,199
321	McDonald's Corp.	89,623
		135,822
Interactive Media & Services 14.0%
3,568	Alphabet, Inc. Class A	1,357,053
1,164	Meta Platforms, Inc. Class A	736,242
		2,093,295
IT Services 1.5%
456	Cloudflare, Inc. Class A*	110,270
994	Shopify, Inc. Class A*	117,998
		228,268
Machinery 3.3%
366	Caterpillar, Inc.	320,568
167	Deere & Co.	90,544
419	ITT, Inc.	81,705
		492,817
Multi-Utilities 1.5%
5,348	CenterPoint Energy, Inc.	226,006
Oil, Gas & Consumable Fuels 0.7%
1,380	Williams Cos., Inc.	98,518
Pharmaceuticals 4.0%
382	Eli Lilly & Co.	422,110
645	Johnson & Johnson	145,338
281	Merck & Co., Inc.	33,360
		600,808
Semiconductors & Semiconductor Equipment 18.7%
70	Advanced Micro Devices, Inc.*	36,127
197	ASML Holding NV	317,714
1,615	Broadcom, Inc.	721,533
95	Micron Technology, Inc.	92,245
7,414	NVIDIA Corp.	1,565,392
159	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	66,534
		2,799,545
Software 10.6%
380	Crowdstrike Holdings, Inc. Class A*	277,780
2,418	Microsoft Corp.	1,088,681
333	ServiceNow, Inc.*	41,415
See Notes to Schedule of Investments

Schedule of Investments Growth ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
376	Synopsys, Inc.*	$178,833
		1,586,709
Specialty Retail 3.8%
806	Home Depot, Inc.	255,615
995	O'Reilly Automotive, Inc.*	86,445
1,429	TJX Cos., Inc.	221,138
		563,198
Technology Hardware, Storage & Peripherals 7.5%
3,262	Apple, Inc.	1,017,939
64	Sandisk Corp.*	108,479
		1,126,418
Total Common Stocks (Cost $11,849,178)		14,803,143

Short-Term Investments 1.8%
Investment Companies 1.8%
228,436	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b)	228,436
Number of Shares		Value
Investment Companies – cont'd
45,050	State Street Navigator Securities Lending Government Money Market Portfolio, 3.64%(b)(c)	$45,050
Total Short-Term Investments (Cost $273,486)		273,486
Total Investments 100.8% (Cost $12,122,664)		15,076,629
Liabilities Less Other Assets (0.8)%		(117,287)
Net Assets 100.0%		$14,959,342

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2026. Total value of all such securities at May 31,
2026 amounted to $224,783, collateralized by cash collateral of $45,050 and non-cash (U.S. Treasury
Securities) collateral of $184,634 for the Fund.

(b)	Represents 7-day effective yield as of May 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$14,803,143	$—	$—	$14,803,143
Short-Term Investments	—	273,486	—	273,486
Total Investments	$14,803,143	$273,486	$—	$15,076,629

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 99.4%
Australia 6.1%
16,508	APA Group	$119,601
112,420	BHP Group Ltd.	5,034,766
55,115	Brambles Ltd.	656,403
22,821	Coles Group Ltd.	356,264
20,440	Computershare Ltd.	508,170
60,590	Evolution Mining Ltd.	528,686
166,805	Fortescue Ltd.	2,674,771
37,599	QBE Insurance Group Ltd.	611,830
8,760	Rio Tinto PLC	939,992
35,433	South32 Ltd.	122,499
364,635	Telstra Group Ltd.	1,365,444
27,848	Wesfarmers Ltd.	1,597,057
		14,515,483
Belgium 0.2%
5,840	Groupe Bruxelles Lambert NV	551,073
Brazil 0.2%
3,650	Wheaton Precious Metals Corp.	490,744
Canada 11.8%
6,406	Agnico Eagle Mines Ltd.	1,177,814
2,048	Alimentation Couche-Tard, Inc.	115,706
5,110	Bank of Montreal	830,002
9,855	Bank of Nova Scotia	790,745
24,455	Barrick Mining Corp.	1,044,790
1,221	Bombardier, Inc. Class B *	275,428
12,775	Brookfield Corp.	582,017
1,825	Cameco Corp.	205,063
12,045	Canadian Imperial Bank of Commerce	1,314,802
7,665	Canadian National Railway Co.	907,635
26,280	Canadian Natural Resources Ltd.	1,195,195
4,745	Canadian Pacific Kansas City Ltd.	423,682
1,903	Canadian Tire Corp. Ltd. Class A	244,181
9,125	Canadian Utilities Ltd. Class A	328,292
5,840	CCL Industries, Inc. Class B	377,176
1,106	Celestica, Inc. *	427,599
19,345	Cenovus Energy, Inc.	534,052
5,475	CGI, Inc.	382,354
4,015	Dollarama, Inc.	513,433
8,760	Empire Co. Ltd. Class A	310,649
14,600	Enbridge, Inc.	801,033
365	Fairfax Financial Holdings Ltd.	568,078
730	Franco-Nevada Corp.	169,102
6,205	George Weston Ltd.	434,685
5,840	Great-West Lifeco, Inc.	340,916
Number of Shares		Value
Canada – cont'd
7,300	IGM Financial, Inc.	$415,978
4,380	Imperial Oil Ltd.	519,665
22,630	Kinross Gold Corp.	687,444
7,300	Loblaw Cos. Ltd.	326,545
5,110	Lundin Gold, Inc.	341,186
7,665	Magna International, Inc.	496,767
22,995	Manulife Financial Corp.	879,503
1,460	National Bank of Canada	213,220
12,775	Open Text Corp.	303,750
4,069	Pan American Silver Corp.	232,367
10,950	Power Corp. of Canada	661,853
3,203	Restaurant Brands International, Inc.	239,647
13,140	Royal Bank of Canada	2,520,394
11,315	Saputo, Inc.	346,677
10,891	Shopify, Inc. Class A *	1,298,799
17,155	Suncor Energy, Inc.	1,072,242
4,745	TC Energy Corp.	316,161
1,577	TFI International, Inc.	243,279
2,920	Toromont Industries Ltd.	481,615
18,980	Toronto-Dominion Bank	2,171,759
21,043	Whitecap Resources, Inc.	241,774
		28,305,054
Chile 0.2%
16,121	Lundin Mining Corp.	481,531
China 0.6%
179,500	BOC Hong Kong Holdings Ltd.	1,098,040
50,000	SITC International Holdings Co. Ltd.	220,878
37,900	Yangzijiang Shipbuilding Holdings Ltd.	108,095
		1,427,013
Cote D'Ivoire 0.3%
9,797	Endeavour Mining PLC	606,115
Denmark 0.6%
4,889	Danske Bank AS	257,430
6,570	Novo Nordisk AS Class B	300,368
3,485	Pandora AS	326,868
20,440	Tryg AS	481,035
		1,365,701
Finland 1.1%
22,995	Fortum OYJ	537,768
5,475	Kone OYJ Class B	327,348
61,634	Nordea Bank Abp	1,184,027
13,505	Wartsila OYJ Abp	549,753
		2,598,896
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
France 6.8%
4,745	Accor SA	$260,291
2,555	Amundi SA (a)	250,184
51,465	AXA SA	2,384,943
17,905	Ayvens SA (a)	241,841
4,015	Bouygues SA	236,309
6,935	Bureau Veritas SA	210,313
10,137	Capgemini SE *	1,205,436
1,460	Christian Dior SE	762,238
3,428	Cie de Saint-Gobain SA	312,916
37,849	Cie Generale des Etablissements Michelin SCA	1,391,074
3,650	Eiffage SA	531,105
1,095	Ipsen SA	200,011
13,140	Klepierre SA	536,734
3,285	Rexel SA	141,042
5,475	Safran SA	1,952,212
1,078	Societe Generale SA	90,066
499	Thales SA	139,397
23,360	TotalEnergies SE	2,048,437
6,205	Unibail-Rodamco-Westfield *	718,974
19,165	Vinci SA	2,795,374
		16,408,897
Germany 5.8%
5,475	Allianz SE	2,436,912
49,446	Deutsche Post AG	2,952,899
70,209	Deutsche Telekom AG	2,363,396
8,860	Fresenius Medical Care AG	384,333
7,665	GEA Group AG	495,748
2,400	Heidelberg Materials AG	534,118
46,352	Mercedes-Benz Group AG	2,821,650
5,086	SAP SE	921,050
1,570	Siemens AG	494,071
3,650	Talanx AG	438,508
		13,842,685
Hong Kong 1.0%
49,000	AIA Group Ltd.	514,266
286,000	HKT Trust & HKT Ltd.	441,578
10,500	Swire Pacific Ltd. Class A	109,329
205,000	Swire Pacific Ltd. Class B	341,104
897,500	WH Group Ltd. (a)	1,036,427
		2,442,704
Ireland 0.3%
68,255	AIB Group PLC	804,087
Israel 0.8%
16,892	Bank Hapoalim BM	434,357
31,173	Bank Leumi Le-Israel BM	790,630
156,577	Bezeq The Israeli Telecommunication Corp. Ltd.	444,824
Number of Shares		Value
Israel – cont'd
3,511	Phoenix Financial Ltd.	$233,361
		1,903,172
Italy 5.2%
4,900	Coca-Cola HBC AG Class DI *	281,374
290,905	Enel SpA	3,265,874
50,735	Generali	2,290,753
414,640	Intesa Sanpaolo SpA	2,808,474
25,185	Poste Italiane SpA (b)	744,970
76,411	Ryanair Holdings PLC	2,239,731
4,487	UniCredit SpA	388,545
16,208	Unipol Assicurazioni SpA	401,542
		12,421,263
Japan 19.7%
10,000	Advantest Corp.	1,643,173
44,600	Aisin Corp.	675,868
36,500	Asahi Kasei Corp.	409,541
66,000	Astellas Pharma, Inc.	946,084
109,500	Bridgestone Corp.	2,367,177
77,200	Canon, Inc.	2,049,425
36,500	Dai Nippon Printing Co. Ltd.	634,937
5,200	Daito Trust Construction Co. Ltd.	103,566
73,000	Daiwa Securities Group, Inc.	687,763
200	Fast Retailing Co. Ltd.	103,387
22,200	Fujikura Ltd.	665,031
36,500	Fujitsu Ltd.	771,871
41,100	Hitachi Ltd.	1,333,140
6,200	Hoya Corp.	1,054,193
36,500	Inpex Corp.	825,957
36,500	ITOCHU Corp.	443,574
73,000	KDDI Corp.	1,255,207
1,800	Kioxia Holdings Corp. *	744,231
56,800	Komatsu Ltd.	2,345,610
5,800	Kyocera Corp.	126,841
1,000	Lasertec Corp.	251,970
83,600	LY Corp.	219,045
3,400	Makita Corp.	118,140
6,900	MatsukiyoCocokara & Co.	98,367
6,400	Mitsubishi Electric Corp.	263,531
139,500	Mitsubishi UFJ Financial Group, Inc.	2,626,820
29,700	Murata Manufacturing Co. Ltd.	1,794,886
17,800	Nexon Co. Ltd.	250,350
8,800	Nippon Yusen KK	293,564
25,800	Nitto Denko Corp.	484,444
21,300	Nomura Holdings, Inc.	171,855
65,400	ORIX Corp.	2,561,139
13,800	Osaka Gas Co. Ltd.	464,520
25,000	SBI Holdings, Inc.	456,786
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Japan – cont'd
3,600	SCREEN Holdings Co. Ltd.	$251,355
6,300	Sekisui Chemical Co. Ltd.	90,624
20,600	Shin-Etsu Chemical Co. Ltd.	1,003,452
31,500	Shionogi & Co. Ltd.	593,351
1,054,900	SoftBank Corp.	1,426,051
5,800	SoftBank Group Corp.	272,802
67,100	Sompo Holdings, Inc.	2,510,167
31,000	Sony Group Corp.	670,354
48,600	Sumitomo Corp.	2,166,273
7,500	Sumitomo Electric Industries Ltd.	592,644
19,600	Sumitomo Mitsui Financial Group, Inc.	716,117
26,200	Sumitomo Mitsui Trust Group, Inc.	900,504
82,000	Suzuki Motor Corp.	1,016,086
5,400	Taisei Corp.	475,020
57,700	Takeda Pharmaceutical Co. Ltd.	1,854,196
15,300	TIS, Inc.	324,800
5,400	Tokyo Electron Ltd.	1,777,340
12,300	Toyota Tsusho Corp.	535,202
23,800	Yokogawa Electric Corp.	747,332
		47,165,663
Luxembourg 0.2%
5,840	Eurofins Scientific SE	425,463
Mexico 0.0%‡
2,860	Fresnillo PLC	126,562
Netherlands 6.0%
5,110	AerCap Holdings NV	712,283
5,296	ASML Holding NV	8,554,260
4,176	Heineken Holding NV	301,508
48,213	ING Groep NV	1,501,491
64,486	Koninklijke Ahold Delhaize NV	2,720,579
106,215	Koninklijke KPN NV	553,289
		14,343,410
New Zealand 0.2%
17,155	Fisher & Paykel Healthcare Corp. Ltd.	383,090
Nigeria 0.1%
65,599	Airtel Africa PLC (a)	311,494
Norway 0.6%
13,505	DNB Bank ASA	419,765
2,119	Equinor ASA	76,795
33,580	Norsk Hydro ASA	411,104
32,120	Orkla ASA	339,213
Number of Shares		Value
Norway – cont'd
18,980	Telenor ASA	$310,160
		1,557,037
Singapore 1.6%
44,000	DBS Group Holdings Ltd.	2,166,472
36,500	Oversea-Chinese Banking Corp. Ltd.	669,226
36,500	Singapore Exchange Ltd.	625,755
36,500	Singapore Technologies Engineering Ltd.	325,462
		3,786,915
Spain 4.7%
391	Acciona SA	112,556
4,651	ACS Actividades de Construccion y Servicios SA	674,318
49,640	Aena SME SA (a)	1,441,712
8,482	Amadeus IT Group SA	541,565
128,022	Banco Bilbao Vizcaya Argentaria SA	3,002,922
80,300	Banco de Sabadell SA	271,620
120,085	CaixaBank SA	1,624,779
29,565	Endesa SA	1,236,618
3,718	Indra Sistemas SA	246,670
34,622	Industria de Diseno Textil SA	2,152,419
		11,305,179
Sweden 3.1%
6,570	Alfa Laval AB	369,590
12,960	H & M Hennes & Mauritz AB Class B	230,408
4,015	Industrivarden AB Class A	228,296
20,470	Sandvik AB	834,709
13,140	Securitas AB Class B	219,448
33,580	Svenska Handelsbanken AB Class A	496,257
21,900	Swedbank AB Class A	809,767
216,950	Telefonaktiebolaget LM Ericsson Class B	2,821,988
72,635	Telia Co. AB	389,486
9,125	Trelleborg AB Class B	398,677
15,640	Volvo AB Class B	551,366
		7,349,992
Switzerland 3.7%
40,174	ABB Ltd.	4,303,824
8,395	Avolta AG *	530,233
730	Geberit AG	480,151
8,395	Logitech International SA	1,020,672
1,095	Sonova Holding AG	291,233
46,797	UBS Group AG	2,220,692
		8,846,805
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom 9.8%
10,713	Associated British Foods PLC	$262,864
5,110	AstraZeneca PLC	949,803
43,435	Aviva PLC	358,685
344,925	Barclays PLC	2,127,225
36,479	British American Tobacco PLC	2,255,387
14,842	Coca-Cola Europacific Partners PLC	1,346,021
127,937	GSK PLC	3,241,688
10,220	Halma PLC	644,396
37,230	HSBC Holdings PLC	698,718
58,400	Imperial Brands PLC	2,120,330
43,924	International Consolidated Airlines Group SA Class DI	254,064
5,400	Intertek Group PLC	386,880
137,605	Kingfisher PLC	532,774
275,575	Lloyds Banking Group PLC	378,168
364,635	NatWest Group PLC	2,943,377
4,745	Next PLC	844,450
18,980	Reckitt Benckiser Group PLC	1,173,476
39,785	RELX PLC	1,312,672
14,109	Rolls-Royce Holdings PLC	254,114
20,805	Sage Group PLC	236,024
10,220	Smiths Group PLC	339,127
57,066	Tesco PLC	330,612
5,770	Unilever PLC	326,787
159,146	Vodafone Group PLC	238,755
		23,556,397
Number of Shares		Value
United States 8.7%
365	AP Moller - Maersk AS Class B	$900,574
4,797	Buzzi SpA	260,178
20,890	Holcim AG *	2,072,005
3,285	InterContinental Hotels Group PLC	506,383
33,945	Novartis AG	5,123,823
10,950	Roche Holding AG	4,619,608
19,573	Sanofi SA	1,718,866
94,900	Shell PLC	3,984,860
17,360	Sunbelt Rentals Holdings, Inc.	1,365,784
13,140	Tenaris SA	399,868
		20,951,949
Total Common Stocks (Cost $224,111,619)		238,274,374

Short-Term Investments 0.6%
Investment Companies 0.6%
1,381,771	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.63%(c) (Cost $1,381,771)	1,381,771
Total Investments 100.0% (Cost $225,493,390)		239,656,145
Other Assets Less Liabilities 0.0%‡		60,735
Net Assets 100.0%		$239,716,880

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at May 31, 2026 amounted to $3,281,658, which represents 1.4% of net assets of the Fund.

(b)	Affiliated company as defined under the Investment Company Act of 1940, as amended (See Note § below).
(c)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$37,049,806	15.5%
Pharmaceuticals	19,547,798	8.2%
Insurance	15,112,352	6.3%
Metals & Mining	15,069,473	6.3%
Semiconductors & Semiconductor Equipment	13,222,329	5.5%
Oil, Gas & Consumable Fuels	11,821,234	4.9%
Machinery	6,099,036	2.5%
Diversified Telecommunication Services	5,868,177	2.4%
Trading Companies & Distributors	5,845,773	2.4%
Automobile Components	5,523,530	2.3%
Capital Markets	5,411,030	2.3%
Electrical Equipment	5,232,386	2.2%
Electric Utilities	5,152,816	2.2%
Construction & Engineering	4,712,126	2.0%
Consumer Staples Distribution & Retail	4,693,407	2.0%
Tobacco	4,375,717	1.8%
IT Services	4,229,930	1.8%
Financial Services	4,085,478	1.7%
Automobiles	3,837,736	1.6%
Electronic Equipment, Instruments & Components	3,741,054	1.6%
Specialty Retail	3,549,221	1.5%
Wireless Telecommunication Services	3,504,309	1.5%
Broadline Retail	3,199,121	1.3%
Technology Hardware, Storage & Peripherals	3,070,097	1.3%
Air Freight & Logistics	2,952,899	1.2%
Aerospace & Defense	2,946,613	1.2%
Construction Materials	2,866,301	1.2%
Communications Equipment	2,821,988	1.2%
Industrial Conglomerates	2,707,395	1.1%
Passenger Airlines	2,493,795	1.0%
Professional Services	2,418,035	1.0%
Food Products	1,985,181	0.8%
Beverages	1,928,903	0.8%
Chemicals	1,897,437	0.8%
Ground Transportation	1,816,437	0.8%
Health Care Equipment & Supplies	1,728,516	0.7%
Hotels, Restaurants & Leisure	1,547,886	0.6%
Commercial Services & Supplies	1,510,788	0.6%
Software	1,460,824	0.6%
Transportation Infrastructure	1,441,712	0.6%
Marine Transportation	1,415,016	0.6%
Retail REITs	1,255,708	0.5%
Household Products	1,173,476	0.5%
Textiles, Apparel & Luxury Goods	1,089,106	0.5%
Building Products	793,067	0.3%
Household Durables	670,354	0.3%
Gas Utilities	584,121	0.2%
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)  (cont’d)
POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Life Sciences Tools & Services	$425,463	0.2%
Energy Equipment & Services	399,868	0.2%
Health Care Providers & Services	384,333	0.2%
Containers & Packaging	377,176	0.2%
Multi-Utilities	328,292	0.1%
Personal Care Products	326,787	0.1%
Entertainment	250,350	0.1%
Interactive Media & Services	219,045	0.1%
Other industries representing less than 0.05% of net assets of the Fund	103,566	0.0%
Short-Term Investments and Other Assets—Net	1,442,506	0.6%
	$239,716,880	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Core Equity ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$238,274,374	$—	$—	$238,274,374
Short-Term Investments	—	1,381,771	—	1,381,771
Total Investments	$238,274,374	$1,381,771	$—	$239,656,145

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

§   Investments in Affiliates(a):
	Value at August 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2026	Value at May 31, 2026
International Core Equity ETF
Poste Italiane SpA	$—	$611,540	$—	$133,430	$—	$—	25,185	$744,970
Total for affiliates held as of 5/31/26(b)	$—	$611,540	$—	$133,430	$—	$—		$744,970

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2026, these securities amounted to 0.31% of net assets of the Fund.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 98.1%
Automobile Components 7.9%
83,800	Niterra Co. Ltd.	$5,348,488
84,000	Sumitomo Electric Industries Ltd.	6,637,617
		11,986,105
Automobiles 1.4%
109,800	Toyota Motor Corp.	2,097,207
Banks 7.1%
130,500	Mizuho Financial Group, Inc.	5,895,504
297,200	Resona Holdings, Inc.	3,805,854
76,000	Shiga Bank Ltd.	955,339
		10,656,697
Broadline Retail 1.0%
277,800	Pan Pacific International Holdings Corp.	1,531,812
Building Products 2.1%
72,400	Nichias Corp.	1,605,151
65,700	Sanwa Holdings Corp.	1,503,636
		3,108,787
Capital Markets 1.3%
247,400	Nomura Holdings, Inc.	1,996,101
Chemicals 1.8%
76,500	Mitsubishi Gas Chemical Co., Inc.	2,663,438
Commercial Services & Supplies 2.1%
130,000	Daiei Kankyo Co. Ltd.	3,211,942
Construction & Engineering 4.5%
83,400	Kinden Corp.	3,759,323
35,000	Taisei Corp.	3,078,831
		6,838,154
Electrical Equipment 1.8%
27,800	Fuji Electric Co. Ltd.	2,695,081
Electronic Equipment, Instruments & Components 11.2%
106,800	Hochiki Corp.	1,323,055
38,800	Ibiden Co. Ltd.	5,603,240
5,000	Keyence Corp.	2,514,991
30,000	Murata Manufacturing Co. Ltd.	1,813,016
34,000	Oki Electric Industry Co. Ltd.	756,789
139,000	TDK Corp.	3,585,295
42,900	Yokogawa Electric Corp.	1,347,081
		16,943,467
Financial Services 1.7%
43,200	ORIX Corp.	1,691,761
Number of Shares		Value
Financial Services – cont'd
63,600	Tokyo Century Corp.	$943,228
		2,634,989
Ground Transportation 0.9%
65,600	East Japan Railway Co.	1,405,376
Health Care Equipment & Supplies 2.6%
15,200	Hoya Corp.	2,584,472
76,500	Sysmex Corp.	671,023
49,200	Terumo Corp.	741,715
		3,997,210
Hotels, Restaurants & Leisure 0.7%
99,000	Resorttrust, Inc.	1,055,797
Household Durables 1.8%
11,400	Open House Group Co. Ltd.	618,871
99,400	Sony Group Corp.	2,149,459
		2,768,330
Industrial Conglomerates 2.1%
96,000	Hitachi Ltd.	3,113,904
Insurance 4.2%
140,300	Tokio Marine Holdings, Inc.	6,264,234
IT Services 2.5%
83,400	NEC Corp.	2,148,559
53,800	Nomura Research Institute Ltd.	1,696,440
		3,844,999
Machinery 14.7%
261,400	Amada Co. Ltd.	4,946,847
34,300	Daifuku Co. Ltd.	1,574,529
120,300	Ebara Corp.	4,292,625
82,000	FANUC Corp.	4,063,316
20,100	MISUMI Group, Inc.	476,170
113,300	Mitsubishi Heavy Industries Ltd.	2,707,562
13,700	Organo Corp.	1,372,882
19,700	Union Tool Co.	2,723,724
		22,157,655
Metals & Mining 1.3%
93,200	UACJ Corp.	1,942,825
Professional Services 0.6%
14,400	Recruit Holdings Co. Ltd.	955,690
Real Estate Management & Development 5.9%
27,500	Mitsubishi Estate Co. Ltd.	700,342
164,000	Mitsui Fudosan Co. Ltd.	1,576,002
166,000	Sumitomo Realty & Development Co. Ltd.	3,874,185
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Real Estate Management & Development – cont'd
328,000	Tokyu Fudosan Holdings Corp.	$2,716,429
		8,866,958
Semiconductors & Semiconductor Equipment 7.6%
4,000	Disco Corp.	1,634,760
7,300	Kioxia Holdings Corp.*	3,018,271
51,000	Rohm Co. Ltd.	1,747,766
15,500	Tokyo Electron Ltd.	5,101,623
		11,502,420
Specialty Retail 1.9%
262,400	USS Co. Ltd.	2,895,602
Textiles, Apparel & Luxury Goods 2.1%
82,700	Asics Corp.	2,514,778
16,100	Seiko Group Corp.	714,702
		3,229,480
Trading Companies & Distributors 5.3%
179,900	ITOCHU Corp.	2,186,271
Number of Shares		Value
Trading Companies & Distributors – cont'd
81,800	Mitsui & Co. Ltd.	$2,716,994
70,000	Toyota Tsusho Corp.	3,045,867
		7,949,132
Total Common Stocks (Cost $123,924,905)		148,313,392

Short-Term Investments 0.8%
Investment Companies 0.8%
1,164,827	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(a) (Cost $1,164,827)	1,164,827
Total Investments 98.9% (Cost $125,089,732)		149,478,219
Other Assets Less Liabilities 1.1%		1,646,909
Net Assets 100.0%		$151,125,128

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2026.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$148,313,392	98.1%
Short-Term Investments and Other Assets—Net	2,811,736	1.9%
	$151,125,128	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$148,313,392	$—	$—	$148,313,392
Short-Term Investments	—	1,164,827	—	1,164,827
Total Investments	$148,313,392	$1,164,827	$—	$149,478,219

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)
May 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 92.7%
	U.S. Treasury Notes
$38,500,000	4.13%, due 6/15/2026	$38,505,065
113,200,000	4.63%, due 9/15/2026 - 6/15/2027	113,724,118 (a)
60,300,000	4.38%, due 12/15/2026	60,493,737
55,200,000	4.25%, due 3/15/2027	55,385,276 (a)
53,400,000	3.38%, due 9/15/2027	53,022,446
52,100,000	4.00%, due 12/15/2027	52,116,281
42,100,000	3.88%, due 3/15/2028	42,011,195
Total U.S. Treasury Obligations (Cost $415,840,898)		415,258,118
Number of Shares

Short-Term Investments 6.5%
Investment Companies 6.5%
29,340,976	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.63%(b) (Cost $29,340,976)	29,340,976
Total Investments 99.2% (Cost $445,181,874)		444,599,094
Other Assets Less Liabilities 0.8%		3,576,018 (c)
Net Assets 100.0%		$448,175,112

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of May 31, 2026.
(c)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	123	$(9,304,704)	$732	6/5/2026	$(5,474)
SPDR S&P 500 ETF Trust	292	(22,089,216)	737	6/5/2026	(18,980)
SPDR S&P 500 ETF Trust	26	(1,966,848)	748	6/5/2026	(4,602)
SPDR S&P 500 ETF Trust	161	(12,179,328)	749	6/5/2026	(31,556)
SPDR S&P 500 ETF Trust	522	(39,488,256)	754	6/5/2026	(169,389)
SPDR S&P 500 ETF Trust	403	(30,486,144)	755	6/5/2026	(144,878)
SPDR S&P 500 ETF Trust	49	(3,706,752)	734	6/12/2026	(7,399)
SPDR S&P 500 ETF Trust	93	(7,035,264)	737	6/12/2026	(16,693)
SPDR S&P 500 ETF Trust	101	(7,640,448)	740	6/12/2026	(21,715)
SPDR S&P 500 ETF Trust	419	(31,696,512)	742	6/12/2026	(101,817)
SPDR S&P 500 ETF Trust	419	(31,696,512)	743	6/12/2026	(108,521)
SPDR S&P 500 ETF Trust	434	(32,831,232)	748	6/12/2026	(154,721)
SPDR S&P 500 ETF Trust	89	(6,732,672)	735	6/18/2026	(27,145)
SPDR S&P 500 ETF Trust	20	(1,512,960)	737	6/18/2026	(6,690)
SPDR S&P 500 ETF Trust	13	(983,424)	740	6/18/2026	(5,012)
SPDR S&P 500 ETF Trust	1,369	(103,562,112)	745	6/18/2026	(670,810)
SPDR S&P 500 ETF Trust	326	(24,661,248)	747	6/26/2026	(228,689)
SPDR S&P 500 ETF Trust	384	(29,048,832)	752	6/26/2026	(330,048)
SPDR S&P 500 ETF Trust	781	(59,081,088)	754	6/26/2026	(728,673)
Total options written (premium received $5,578,107)					$(2,782,812)
At May 31, 2026, the Fund had securities pledged in the amount of $100,531,443 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$415,258,118	$—	$415,258,118
Short-Term Investments	—	29,340,976	—	29,340,976
Total Investments	$—	$444,599,094	$—	$444,599,094
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,782,812)	$—	$—	$(2,782,812)
Total	$(2,782,812)	$—	$—	$(2,782,812)

See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)
May 31, 2026

Number of Shares		Value
Common Stocks 97.2%
Aerospace & Defense 1.0%
12,025	VSE Corp.	$2,226,429
Banks 6.9%
72,644	Community Financial System, Inc.	4,623,064
47,893	Glacier Bancorp, Inc.	2,277,312
57,023	Prosperity Bancshares, Inc.	3,932,306
33,612	UMB Financial Corp.	4,411,911
		15,244,593
Building Products 3.8%
22,630	Armstrong World Industries, Inc.	3,573,277
110,027	Hayward Holdings, Inc.*	1,552,481
16,913	Simpson Manufacturing Co., Inc.	3,209,073
		8,334,831
Capital Markets 2.5%
18,275	Houlihan Lokey, Inc.	2,588,836
23,348	MarketAxess Holdings, Inc.	3,036,174
		5,625,010
Chemicals 0.5%
17,833	HB Fuller Co.	1,142,739
Commercial Services & Supplies 2.0%
29,085	Brady Corp. Class A	2,503,637
24,526	Casella Waste Systems, Inc. Class A*	2,015,301
		4,518,938
Construction & Engineering 4.6%
34,575	Arcosa, Inc.	4,382,381
11,359	Valmont Industries, Inc.	5,904,522
		10,286,903
Containers & Packaging 2.6%
39,875	AptarGroup, Inc.	4,619,519
48,121	Myers Industries, Inc.	1,097,159
		5,716,678
Distributors 0.5%
6,158	Pool Corp.	1,117,061
Diversified Consumer Services 0.9%
31,039	Bright Horizons Family Solutions, Inc.*	1,943,662
Electric Utilities 2.1%
50,508	Alliant Energy Corp.	3,616,878
Number of Shares		Value
Electric Utilities – cont'd
7,890	IDACORP, Inc.	$1,106,730
		4,723,608
Electronic Equipment, Instruments & Components 4.0%
9,181	Badger Meter, Inc.	1,137,526
74,467	Knowles Corp.*	2,785,810
10,785	Littelfuse, Inc.	5,035,193
		8,958,529
Energy Equipment & Services 2.8%
60,794	Archrock, Inc.	2,035,991
55,775	Tidewater, Inc.*	4,098,905
		6,134,896
Financial Services 1.4%
23,334	Jack Henry & Associates, Inc.	3,180,891
Gas Utilities 1.9%
121,369	UGI Corp.	4,238,205
Ground Transportation 1.4%
6,360	Saia, Inc.*	3,004,273
Health Care Equipment & Supplies 4.0%
60,883	Haemonetics Corp.*	4,128,476
275,934	Neogen Corp.*	2,475,128
10,800	UFP Technologies, Inc.*	2,377,080
		8,980,684
Hotels, Restaurants & Leisure 2.2%
16,089	Brinker International, Inc.*	2,290,752
14,253	Texas Roadhouse, Inc.	2,574,377
		4,865,129
Insurance 7.0%
299,481	Hagerty, Inc. Class A*	3,060,696
22,013	RLI Corp.	1,101,531
83,544	Ryan Specialty Holdings, Inc.	2,660,876
63,479	Stewart Information Services Corp.	4,124,865
2,237	White Mountains Insurance Group Ltd.	4,619,002
		15,566,970
Life Sciences Tools & Services 4.9%
69,525	Bio-Techne Corp.	3,593,052
47,206	Revvity, Inc.	4,935,387
120,802	Stevanato Group SpA	2,254,166
		10,782,605
Machinery 12.9%
43,641	Atmus Filtration Technologies, Inc.	2,041,526
19,334	Crane Co.	3,538,122
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery – cont'd
95,969	Enerpac Tool Group Corp.	$3,214,002
29,347	Esab Corp.	2,712,543
186,036	Gates Industrial Corp. PLC*	4,822,053
15,083	ITT, Inc.	2,941,185
9,923	Lincoln Electric Holdings, Inc.	2,564,996
3,621	RBC Bearings, Inc.*	2,071,067
4,461	Standex International Corp.	1,235,742
11,177	Watts Water Technologies, Inc. Class A	3,453,470
		28,594,706
Marine Transportation 2.4%
37,524	Kirby Corp.*	5,275,499
Media 2.5%
69,513	John Wiley & Sons, Inc. Class A	2,925,107
14,165	Nexstar Media Group, Inc.	2,527,461
		5,452,568
Oil, Gas & Consumable Fuels 3.2%
114,068	CNX Resources Corp.*	3,842,951
1,222	Texas Pacific Land Corp.	480,246
63,528	Viper Energy, Inc. Class A	2,890,524
		7,213,721
Professional Services 0.8%
17,058	UL Solutions, Inc. Class A	1,697,271
Real Estate Management & Development 2.4%
25,436	Colliers International Group, Inc.	2,400,141
22,565	FirstService Corp.	3,028,223
		5,428,364
Semiconductors & Semiconductor Equipment 7.6%
23,699	Entegris, Inc.	3,289,184
28,160	Lattice Semiconductor Corp.*	4,141,773
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
15,160	MKS, Inc.	$4,915,782
52,803	Power Integrations, Inc.	4,435,452
		16,782,191
Software 4.6%
6,365	Appfolio, Inc. Class A*	1,025,847
207,735	CCC Intelligent Solutions Holdings, Inc.*	976,355
1,444	Fair Isaac Corp.*	1,805,852
16,501	Manhattan Associates, Inc.*	2,475,975
19,879	SPS Commerce, Inc.*	1,128,133
8,940	Tyler Technologies, Inc.*	2,799,561
		10,211,723
Specialty Retail 0.5%
32,275	Valvoline, Inc.*	1,089,281
Trading Companies & Distributors 1.7%
74,971	Core & Main, Inc. Class A*	3,707,316
Water Utilities 1.6%
47,289	American States Water Co.	3,654,021
Total Common Stocks (Cost $207,917,136)		215,699,295

Short-Term Investments 2.9%
Investment Companies 2.9%
6,505,461	State Street Institutional Treasury Money Market Fund Premier Class, 3.63%(a) (Cost $6,505,461)	6,505,461
Total Investments 100.1% (Cost $214,422,597)		222,204,756
Liabilities Less Other Assets (0.1)%		(143,934)
Net Assets 100.0%		$222,060,822

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$215,699,295	$—	$—	$215,699,295
Short-Term Investments	—	6,505,461	—	6,505,461
Total Investments	$215,699,295	$6,505,461	$—	$222,204,756

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2026
Notes to Schedule of Investments Neuberger Berman ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger China Equity ETF, Neuberger Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Core Equity ETF, Neuberger Disrupters ETF, Neuberger Growth ETF, Neuberger International Core Equity ETF ("International Core Equity ETF"), Neuberger Japan Equity ETF, Neuberger Option Strategy ETF and Neuberger Small-Mid Cap ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to December 18, 2025, each Fund (except International Core Equity ETF) included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments Neuberger Berman ETF Trustß (Unaudited)  (cont’d)
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments Neuberger Berman ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of May 31, 2026, the value of Commodity Strategy ETF's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$46,991,197	11.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments Neuberger Berman ETF Trustß (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF